Operations and summary of significant accounting policies (Details 2) (USD $) In Millions	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2010	Jun. 30, 2010	Sep. 30, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010	Dec. 31, 2007 Adoption of Postretirement Benefit Year End Measurement Date Provision	Dec. 31, 2007 Adoption of Postretirement Benefit Year End Measurement Date Provision Prior to adoption	Dec. 31, 2007 Adoption of Postretirement Benefit Year End Measurement Date Provision Adjustment
Effect of adoption
Noncurrent deferred and refundable income taxes				$ 2,714	$ 3,311	$ 2,493	$ 1,561	$ 1,553	$ 8
Liability for postemployment benefits, long term				7,420	9,975	7,584	5,083	5,059	24
Accumulated other comprehensive income (loss)				(3,764)	(5,579)	(4,051)	(1,791)	(1,808)	17
Profit employed in the business				60,038	67,782	64,020	17,365	17,398	(33)
Restricted assets of consolidated QSPE				324
Restricted liability of consolidated QSPE				327
Basis of Presentation, Nature of Operations and Accumulated Other Comprehensive Income (Loss)
Foreign currency translation				603	261	551
Pension and other postretirement benefits				(4,439)	(5,849)	(4,695)
Derivative financial instruments				60	95	45
Retained interests				(3)	(7)
Available-for-sale securities				15	(79)	48
Total accumulated other comprehensive income (loss)				(3,764)	(5,579)	(4,051)	(1,791)	(1,808)	17
Increase (decrease) in cash provided by operating activities from amounts previously reported	165	168	115	156	(125)
Increase (decrease) in cash provided by investing activities from amounts previously reported	$ (165)	$ (168)	$ (115)	$ (156)	$ 125